Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 5,435		$ 3,595
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	40,046,691	40,046,691	39,806,520	39,806,520
Ordinary shares, shares outstanding	36,565,168	36,565,168	36,324,997	36,324,997
Treasury stock, ordinary shares	3,481,523	3,481,523	3,481,523	3,481,523